HOMES 2025-NQM2 TRUST ABS 15G

 Exhibit 99.6 Schedule 1

Report Pulled:	3/26/2025
Loan Count:	7

Fields Reviewed	Count	Percentage
Total Cash Reserves	1	14.29%

Report Pulled:	3/26/2025
Loan Count:	7

Audit ID	Loan Number	Loan ID	Borrower Last Name	Field	Tape Data	Review Data
XXXX	XXXX	438286699	XXXX	Total Cash Reserves	XXXX	XXXX